CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 4,908	€ 4,436	€ 12,708	€ 15,051
Cost of sales	(3,301)	(3,571)	(8,931)	(10,747)
Gross profit	1,607	865	3,777	4,304
Selling expenses	(1,295)	(1,687)	(4,136)	(5,125)
Administrative expenses	(1,477)	(1,567)	(4,694)	(4,591)
Research and development expenses	(1,482)	(1,888)	(4,737)	(5,295)
Other operating expenses	(590)	(36)	(1,958)	(422)
Other operating income	223	787	1,258	1,468
Thereof income (expense) from changes in impairment allowance included in other operating income (expense)	41	(129)	26	23
Operating loss	(3,014)	(3,526)	(10,490)	(9,661)
Finance expense	(1,005)	(325)	(1,692)	(934)
Finance income	77	184	573	447
Financial result	(928)	(141)	(1,119)	(487)
Loss before income taxes	(3,942)	(3,667)	(11,609)	(10,148)
Income tax expense	(93)	(68)	(150)	(123)
Net loss	(4,035)	(3,735)	(11,759)	(10,271)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	89	(209)	901	(193)
Total comprehensive loss	(3,946)	(3,944)	(10,858)	(10,464)
Loss attributable to:
Owners of the Company	(3,955)	(3,668)	(11,637)	(10,105)
Non-controlling interests	(80)	(67)	(122)	(166)
Net loss	(4,035)	(3,735)	(11,759)	(10,271)
Total comprehensive loss attributable to:
Owners of the Company	(3,866)	(3,877)	(10,736)	(10,298)
Non-controlling interests	(80)	(67)	(122)	(166)
Total comprehensive loss	€ (3,946)	€ (3,944)	€ (10,858)	€ (10,464)
Weighted average number of ordinary shares outstanding (in shares)	4,836,000	4,836,000	4,836,000	4,836,000
Loss per share - basic/ diluted (in EUR per share)	€ (0.82)	€ (0.76)	€ (2.41)	€ (2.09)